June 3, 2011

VIA EDGAR CORRESPONDENCE

United States Securities and Exchange Commission

Division of Investment Management

100 F Street, NE

Washington, DC 20549

RE:	Thrivent Mutual Funds 1933 Act File No. 33-12911 1940 Act File No. 811-5075 Preliminary Proxy Statement under the Securities Exchange Act of 1934

Dear SEC Reviewer:

On behalf of Thrivent Mutual Funds (the “Registrant”), I am filing a preliminary proxy statement, which seeks shareholder approval to change the diversification status of Thrivent Real Estate Securities Fund, a series of the Registrant (the “Fund”), and the Fund’s industry concentration policy. Please call me at (612) 844-5704 if you have any questions.

Thank you.

/s/ John L. Sullivan

John L. Sullivan

Assistant Secretary

Thrivent Mutual Funds